Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - Third parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Account Receivable
Accounts receivable	$ 115,169	$ 94,531
Not later than 3 months
Account Receivable
Accounts receivable	96,057	84,007
Between 3 months to 6 months
Account Receivable
Accounts receivable	11,507	7,478
Between 6 months to 1 year
Account Receivable
Accounts receivable	6,439	1,947
Later than 1 year
Account Receivable
Accounts receivable	$ 1,166	$ 1,099